J.P. Morgan Mortgage Trust 2024-VIS2 ABS-15G

Exhibit 99.22

JPM Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
304040822			Loan Type	the1003Page	DSCR	Conventional	Audit Value Pulled From Note.
304092685			Borrower 1 Last Name	notePage	Per Data	Per Tape	Audit Value Pulled From Note.